Summary of Significant Accounting Policies - Property, plant and equipment, net (Details)	12 Months Ended
Dec. 31, 2021
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	20 years
Minimum | Buildings improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Minimum | Production facilities
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Minimum | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Minimum | Vehicle sales
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	2 years
Maximum | Buildings improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years
Maximum | Production facilities
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years
Maximum | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Maximum | Vehicle sales
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	4 years